Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
15.	INCOME TAXES
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.
Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
China
The Enterprise Income Tax Law (the “EIT Law”) of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT Law provides that non-resident
legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC.
The VIE’s subsidiaries domiciled in the PRC are subject to 25% statutory income tax rate in the periods presented.
Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.
In accordance with EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant criteria before being granted the preferential rate. Upon expiration of the certificate, an entity can further re-apply
for the preferential rate. One of the PRC subsidiaries, Shanghai Cango Investment and Management Consultation Service Co., Ltd., was granted HNTE certificate on April 2019 for the years ended December 31, 2018, 2019 and 2020. Another PRC subsidiary, Fushun Insurance Brokerage Co. Ltd., was granted HNTE certificate on March 2021 for the years ended December 31, 2020, 2021 and 2022. The impact of the concessionary rate on the group’s effective tax rate reconciliation is noted in the section below.
Under the current EIT Law, capital gains derived from PRC are subject to a 10% PRC withholding tax.

Under the current EIT Law, dividends for earnings paid by PRC entities to any of their foreign non-resident enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Capital gains derived from PRC are also subject to a 10% PRC withholding tax.
The Company’s profit (loss) before income taxes consists of:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cayman Islands	(5,359,465)	3,309,525,351	(37,599,025)	(5,900,107)
Hong Kong	18,479,616	(14,414,430)	(14,883,394)	(2,335,529)
China	474,699,082	448,162,790	64,790,713	10,167,077

Total profit before income taxes	487,819,233	3,743,273,711	12,308,294	1,931,441

The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIE and subsidiaries of the VIE, are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current income tax expense	91,994,704	121,701,686	603,765,914	94,744,047
Deferred income tax (benefit) expense	(9,034,211)	248,151,964	(582,913,268)	(91,471,812)

Total income tax expense	82,960,493	369,853,650	20,852,646	3,272,235

The principal components of the deferred tax assets and liabilities are as follows:

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
Non-current deferred tax assets
Risk assurance liabilities	223,500,138	276,221,432	43,345,170
Provision for credit losses	55,584,637	194,973,439	30,595,587
Contract assets	—	7,495,619	1,176,226
Customer advances	5,687,968	5,552,404	871,293
Donation	125,000	—	—
Fair value change on derivative instruments	—	1,336,597	209,741
Net operating loss carry-forward	65,558,135	16,959,870	2,661,374
Less: valuation allowance	(7,148,961)	(16,959,870)	(2,661,374)

Non-current deferred tax assets, net	343,306,917	485,579,491	76,198,017

Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(10,724,126)	(1,682,849)
Unrealized gain on long-term investment	(11,009,130)	(11,009,130)	(1,727,573)
Contract assets	(162,308,288)	—	—
Withholding tax	(319,079,320)	(40,746,914)	(6,394,080)

Non-current deferred tax liabilities	(503,120,864)	(62,480,170)	(9,804,502)

The Company had deferred tax assets related to net operating loss carry forwards of RMB67,839,480 (US$10,645,496) from its subsidiaries in China, which can be carried forward to offset taxable income. The net operating loss of these subsidiaries will expire in years 2022 to 2031 if not utilized, respectively.
The Company operates through its WFOE and VIE and evaluates the potential realization of deferred tax assets on an entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in cumulative financial loss and are not forecasting profits in the near future as of December 31, 2020 and 2021. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
Reconciliation between the income tax expense computed by applying the PRC tax rate to income before the provision of income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Income before provision of income tax	487,819,233	3,743,273,711	12,308,294	1,931,441
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	121,954,808	935,818,428	3,077,074	482,860
Tax rate differential	(36,157,163)	(852,831,321)	5,070,813	795,721
Over-accrued EIT for previous years	(39,664,283)	—	—	—
Impact of tax rate change	36,367,754	(35,511,678)	—	—
Utilization of net operating loss carry-forward	(9,708,887)	—	—	—
Non-deductible expenses	22,277,780	19,219,052	19,443,641	3,051,132
Research and development super-deduction	(9,961,515)	(10,970,775)	(10,177,551)	(1,597,080)
Non-taxable income	(3,587,542)	(982,266)	—	—
Change in valuation allowance	1,439,541	(2,412,144)	9,894,006	1,552,585
Withholding tax	—	317,524,354	(6,455,337)	(1,012,983)

Income tax expenses	82,960,493	369,853,650	20,852,646	3,272,235

The Company did not record any outside basis tax differences related to its investments in the subsidiaries in the PRC because management asserted to indefinitely reinvest the undistributed earnings of the subsidiaries in the PRC. As of December 31, 2020 and 2021, the cumulative amount of the temporary differences in respect of investments in foreign subsidiaries is RMB1,550 million and RMB1,951 million (US$306 million). Upon repatriation of the foreign subsidiaries and the VIE’s earnings, in the form of dividends or otherwise, the Company would be subject to withholding income tax.
Unrecognized Tax Benefit
As of December 31, 2020 and 2021, the Company concluded that there was no significant impacts from tax uncertainty in its consolidated financial results. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax years of 2016 through 2021 remain open to examination by the respective tax authorities. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.